Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000008547 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008547 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008547 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008547 | FHLMC_2.347_2031-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FHLMC_2.361_2036-10-25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | FHLMC_1.487_2030-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | FNMA_1.244_2031-01-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | FHLMC_2.35_2032-03-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008547 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008547 | Real Estate01627AAD0
Holdings [Line Items]
Percent of Total Investments	6.90%
C000008547 | CMBS12624QAR4
Holdings [Line Items]
Percent of Total Investments	0.00%
C000008547 | Health Care00287YBV0
Holdings [Line Items]
Percent of Total Investments	23.60%
C000008547 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.90%
C000008547 | Supranational00828EFD6
Holdings [Line Items]
Percent of Total Investments	5.80%
C000008547 | Fixed Income - Other704223809
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008547 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008547 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.50%
C000008547 | Utilities02765UEP5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008547 | Agency90376PEX5
Holdings [Line Items]
Percent of Total Investments	58.40%
C000035282 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035282 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035282 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035282 | FHLMC_2.347_2031-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FHLMC_2.361_2036-10-25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | FHLMC_1.487_2030-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | FNMA_1.244_2031-01-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | FHLMC_2.35_2032-03-25
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035282 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035282 | Real Estate01627AAD0
Holdings [Line Items]
Percent of Total Investments	6.90%
C000035282 | CMBS12624QAR4
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035282 | Health Care00287YBV0
Holdings [Line Items]
Percent of Total Investments	23.60%
C000035282 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.90%
C000035282 | Supranational00828EFD6
Holdings [Line Items]
Percent of Total Investments	5.80%
C000035282 | Fixed Income - Other704223809
Holdings [Line Items]
Percent of Total Investments	0.30%
C000035282 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000035282 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.50%
C000035282 | Utilities02765UEP5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000035282 | Agency90376PEX5
Holdings [Line Items]
Percent of Total Investments	58.40%
C000095945 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095945 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095945 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095945 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095945 | 00215W100 | ASE Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095945 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095945 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095945 | 780087102 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095945 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095945 | 910873405 | United Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095945 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095945 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095945 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095945 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095945 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095945 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000095945 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095945 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000095945 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000095945 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000095945 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000095945 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.80%
C000095945 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	11.10%
C000095945 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000095945 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	87.80%
C000095945 | Financials465562106
Holdings [Line Items]
Percent of Total Investments	0.10%
C000095946 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000095946 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095946 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000095946 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095946 | 00215W100 | ASE Technology Holding Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000095946 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095946 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000095946 | 780087102 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095946 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095946 | 910873405 | United Microelectronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000095946 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095946 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095946 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000095946 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000095946 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000095946 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000095946 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095946 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000095946 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000095946 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000095946 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000095946 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.80%
C000095946 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	11.10%
C000095946 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.20%
C000095946 | FinancialsB1YW440
Holdings [Line Items]
Percent of Total Investments	87.80%
C000095946 | Financials465562106
Holdings [Line Items]
Percent of Total Investments	0.10%
C000008551 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008551 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008551 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008551 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008551 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008551 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000008551 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008551 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008551 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008551 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008551 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.80%
C000008551 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000008551 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.10%
C000008551 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	92.90%
C000035284 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035284 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035284 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035284 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035284 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035284 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035284 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035284 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035284 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035284 | 38141G104 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035284 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.80%
C000035284 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	5.20%
C000035284 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	1.10%
C000035284 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	92.90%
C000047793 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000047793 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000047793 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047793 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047793 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047793 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047793 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047793 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047793 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047793 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047793 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047793 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047793 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047793 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	97.40%
C000047795 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000047795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000047795 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000047795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047795 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047795 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000047795 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000047795 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047795 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047795 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047795 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.80%
C000047795 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047795 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047795 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	97.40%
C000047796 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 76155X100 | Revolution Medicines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 466313103 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 354613101 | Franklin Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | G87110105 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047796 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000047796 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047796 | Health Care88025U109
Holdings [Line Items]
Percent of Total Investments	83.10%
C000047796 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.00%
C000047798 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 76155X100 | Revolution Medicines, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 144285103 | Carpenter Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 632307104 | Natera, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 466313103 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 354613101 | Franklin Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | G87110105 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | Financials13162EME3
Holdings [Line Items]
Percent of Total Investments	0.70%
C000047798 | Securities LendingUSBSECLEN
Holdings [Line Items]
Percent of Total Investments	16.10%
C000047798 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.10%
C000047798 | Health Care88025U109
Holdings [Line Items]
Percent of Total Investments	83.10%
C000047798 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000080567 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080567 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000080567 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080567 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080567 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | Equity Fund74006E868
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080568 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000080568 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000080568 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000080568 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000080568 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000080568 | Equity Fund74006E868
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080569 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000080569 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000080569 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000080569 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000080569 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000080569 | Equity Fund74006E868
Holdings [Line Items]
Percent of Total Investments	100.00%
Praxis Impact Large Cap Growth ETF | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Praxis Impact Large Cap Growth ETF | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Praxis Impact Large Cap Growth ETF | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Praxis Impact Large Cap Growth ETF | Alphabet, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Praxis Impact Large Cap Growth ETF | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Praxis Impact Large Cap Growth ETF | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Praxis Impact Large Cap Growth ETF | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Praxis Impact Large Cap Growth ETF | Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Praxis Impact Large Cap Growth ETF | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Praxis Impact Large Cap Growth ETF | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Praxis Impact Large Cap Growth ETF | Common Stocks
Holdings [Line Items]
Percent of Total Investments	(98.10%)
Praxis Impact Large Cap Growth ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	(0.90%)
Praxis Impact Large Cap Growth ETF | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	(0.40%)
Praxis Impact Large Cap Growth ETF | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	(0.50%)
Praxis Impact Large Cap Growth ETF | Cash & Other
Holdings [Line Items]
Percent of Total Investments	(0.10%)
Praxis Impact Large Cap Value ETF | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Praxis Impact Large Cap Value ETF | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Praxis Impact Large Cap Value ETF | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Praxis Impact Large Cap Value ETF | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Praxis Impact Large Cap Value ETF | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Praxis Impact Large Cap Value ETF | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Praxis Impact Large Cap Value ETF | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Praxis Impact Large Cap Value ETF | Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Praxis Impact Large Cap Value ETF | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Praxis Impact Large Cap Value ETF | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Praxis Impact Large Cap Value ETF | Common Stocks
Holdings [Line Items]
Percent of Total Investments	(97.10%)
Praxis Impact Large Cap Value ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	(2.20%)
Praxis Impact Large Cap Value ETF | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	(0.50%)
Praxis Impact Large Cap Value ETF | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	(0.10%)
Praxis Impact Large Cap Value ETF | Cash & Other
Holdings [Line Items]
Percent of Total Investments	(0.10%)
Praxis Impact International ETF | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Praxis Impact International ETF | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Praxis Impact International ETF | Siemens AG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Praxis Impact International ETF | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Praxis Impact International ETF | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Praxis Impact International ETF | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Praxis Impact International ETF | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Praxis Impact International ETF | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Praxis Impact International ETF | ABB Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Praxis Impact International ETF | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Praxis Impact International ETF | Common Stocks
Holdings [Line Items]
Percent of Total Investments	(97.60%)
Praxis Impact International ETF | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Total Investments	(1.20%)
Praxis Impact International ETF | Cash & Other
Holdings [Line Items]
Percent of Total Investments	(1.10%)
Praxis Impact International ETF | Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	(0.10%)